Notes to the Balance Sheet - Summary of Cash and Cash Equivalents (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Bank Balances and Cash in Hand	€ 123,248,000	€ 109,797,000
Cash and cash equivalents accumulated impairments	0	(2,000)
Cash and Cash Equivalents	€ 123,248,256	€ 109,794,680	€ 44,314,050	€ 45,459,836